Exhibit 99.1

Independent Accountants’ Agreed-Upon Procedures Report

T-Mobile USA, Inc. (the “Company”)

RBC Capital Markets, LLC

(together, the “Specified Parties”)

Re:	T-Mobile US Trust 2026-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “ABSS_STAT_Data_20260208.txt” (the “Data File”) provided by the Company on February 10, 2026, containing information on 1,620,878 equipment installment plan sales contracts (the “Receivables”) as of February 8, 2026 (the “Cutoff Date”), which we were informed are representative of the Receivables intended to be included as collateral in the offering by T-Mobile US Trust 2026-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of Original Tenure months were within $1.00, 0.1%, and 2 months, respectively.

•

The term “EIP Contract” means the equipment installment plan (“EIP”) sales contract provided by the Company for each Selected Receivable (defined below). The EIP Contract was represented by the Company to be a copy of the original EIP Contract and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the EIP Contract, the execution of the EIP Contract by the signor, or the electronic records contained within the Company’s servicing system.

•

The term “Sample Selection File” means an electronic data file entitled “20260203_TMUST2026-1_Pool_Samples.txt” provided by the Company on February 6, 2026, containing information on equipment identifier and account receivable for 1,637,132 Receivables as of February 8, 2026.

•

The term “FICO Schedule” means an electronic data file entitled “STATPOOL_Samples_FICO_20260208_Validation.xlsx” provided by the Company on February 10, 2026, containing credit report scores for each Selected Receivable.

•

The term “Account Information Schedule” means an electronic data file entitled “STATPOOL_Samples_CHANNEL_INSURANCE_LAST_PAYMENT_METHOD_20260208_Validation.xlsx” provided by the Company on February 10, 2026, containing information on equipment identifier, account type, account start date, state, account receivable, sales channel, last payment method, insurance indicator, first payment, and EIP start date for each Selected Receivable.

•

The term “Multi-Equipment Schedule” means an electronic data file entitled “STATPOOL_Samples_Multiple_Device_Tracing_DownPayment_20260208.xlsx” provided by the Company on February 16, 2026, containing information on total financed amount, down payment and monthly payment amounts for Selected Receivables with multiple equipment.

•

The term “Promotions Schedule” means an electronic data file entitled “STATPOOL_Samples_ Supporting_File_20260208_Validation.xlsx” provided by the Company on February 10, 2026, containing information on promotions applicable to each Selected Receivable.

•	The term “Source Documents” means the EIP Contract, FICO Schedule, Account Information Schedule, Multi-Equipment Schedule and Promotions Schedule.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Sample Selection File, Source Documents and Instructions.

The procedures we were instructed by the Company to perform are as follows:

A.

We randomly selected a sample of 250 Receivables from the Sample Selection File (the “Selected Receivables”) using a random sampling tool. A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from Sample Selection File.

B.

For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed below to or using the corresponding information included in the Source Documents listed below in the Provided Information column, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information

Equipment Identifier (EIP_EQUIP_ID)	Account Information Schedule

Account Type (ACCT_TYP_CD)	Account Information Schedule

Account Start Date (STRT_SRVC_DT)	Account Information Schedule

State (STATE_CD)	Account Information Schedule

Account Receivable (AR_BALANCE)	Account Information Schedule, Promotions Schedule, Instructions

Attribute	Provided Information

Sales Channel (CHANNEL)	Account Information Schedule

Last Payment Method (LATEST_PYMT_MTHD)	Account Information Schedule

Insurance Indicator (INSURANCE_SOC)	Account Information Schedule

First Payment Made (FIRST_PYMT_MADE)	Account Information Schedule, Instructions

FICO Score (FICO_SCORE)	FICO Schedule

EIP Start Date (PLAN_STRT_DT)	EIP Contract, Account Information Schedule, Instructions

Financed Amount (FA)	EIP Contract, Promotions Schedule, Instructions

Total Financed Amount (TFA)	EIP Contract, Multi-Equipment Schedule, Instructions

Monthly Payment (MNTHLY_PYMT)	EIP Contract, Promotions Schedule, Multi-Equipment Schedule, Instructions

Down Payment (DPYMT)	EIP Contract, Multi-Equipment Schedule, Instructions

Original Tenure (CAL_MTH_TENURE)	Instructions

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

March 5, 2026

Exhibit A

Instructions

Number	Attribute(s)	Instructions

1.	First Payment Made (FIRST_PYMT_MADE)	For Selected Receivables for which First Payment Made is not included in the Account Information Schedule, consider the attribute to be in agreement if Data File value is 0.

2.	EIP Start Date (PLAN_STRT_DT)	For Selected Receivables for which the Data File value does not agree with the EIP Contract, use Account Information Schedule as Provided Information.

3.	Financed Amount (FA)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, recompute as the difference between Total Financed Amount and Down Payment.

4.	Total Financed Amount (TFA), Monthly Payment (MNTHLY_PYMT), Down Payment (DPYMT)

For Selected Receivables related to single equipment, consider EIP Contract as Provided Information.

For Selected Receivables related to multiple equipment, consider Multi-Equipment Schedule as Provided Information.

5.	Original Tenure (CAL_MTH_TENURE)	Recompute as the difference (in months) between Account Start Date and EIP Start Date.

A-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
1	111608***	43	114857***	85	115757***
2	111785***	44	114905***	86	115759***
3	111816***	45	114912***	87	115760***
4	111830***	46	114925***	88	115765***
5	111864***	47	114927***	89	115775***
6	112054***	48	114951***	90	115779***
7	112121***	49	115068***	91	115785***
8	112310***	50	115091***	92	115787***
9	112391***	51	115100***	93	115802***
10	112396***	52	115123***	94	115807***
11	112419***	53	115185***	95	115826***
12	112501***	54	115218***	96	115831***
13	112598***	55	115222***	97	115836***
14	112820***	56	115223***	98	115839***
15	112825***	57	115242***	99	115839***
16	112841***	58	115247***	100	115839***
17	112903***	59	115254***	101	115839***
18	112963***	60	115261***	102	115842***
19	113003***	61	115261***	103	115864***
20	113023***	62	115305***	104	115869***
21	113052***	63	115326***	105	115871***
22	113078***	64	115333***	106	115893***
23	113207***	65	115343***	107	115899***
24	113215***	66	115365***	108	115908***
25	113324***	67	115388***	109	115927***
26	113383***	68	115420***	110	115932***
27	113533***	69	115495***	111	115933***
28	113639***	70	115510***	112	115943***
29	113667***	71	115593***	113	115948***
30	113711***	72	115605***	114	115949***
31	113731***	73	115618***	115	115954***
32	113751***	74	115632***	116	115960***
33	113850***	75	115677***	117	115962***
34	113912***	76	115680***	118	115964***
35	113930***	77	115686***	119	115969***
36	113966***	78	115703***	120	115975***
37	114022***	79	115709***	121	115976***
38	114182***	80	115723***	122	115983***
39	114200***	81	115724***	123	115993***
40	114577***	82	115742***	124	116008***
41	114708***	83	115749***	125	116016***
42	114712***	84	115750***	126	116023***

B-1

Exhibit B

The Selected Receivables

Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier	Selected Receivable Number	Equipment Identifier
127	116026***	169	116333***	211	116546***
128	116060***	170	116339***	212	116546***
129	116063***	171	116347***	213	116550***
130	116064***	172	116353***	214	116558***
131	116066***	173	116354***	215	116567***
132	116073***	174	116359***	216	116571***
133	116076***	175	116368***	217	116572***
134	116078***	176	116371***	218	116584***
135	116084***	177	116376***	219	116585***
136	116085***	178	116382***	220	116608***
137	116091***	179	116383***	221	116617***
138	116117***	180	116387***	222	116619***
139	116119***	181	116393***	223	116626***
140	116122***	182	116401***	224	116628***
141	116142***	183	116402***	225	116632***
142	116143***	184	116409***	226	116641***
143	116146***	185	116409***	227	116641***
144	116154***	186	116421***	228	116642***
145	116156***	187	116433***	229	116646***
146	116157***	188	116435***	230	116648***
147	116163***	189	116443***	231	116650***
148	116169***	190	116445***	232	116660***
149	116173***	191	116449***	233	116661***
150	116191***	192	116462***	234	116675***
151	116202***	193	116462***	235	116675***
152	116208***	194	116468***	236	116676***
153	116208***	195	116469***	237	116680***
154	116216***	196	116481***	238	116682***
155	116222***	197	116483***	239	116687***
156	116250***	198	116491***	240	116691***
157	116259***	199	116495***	241	116696***
158	116280***	200	116498***	242	116699***
159	116292***	201	116499***	243	116708***
160	116294***	202	116500***	244	116709***
161	116296***	203	116508***	245	116709***
162	116300***	204	116512***	246	116714***
163	116310***	205	116517***	247	116717***
164	116314***	206	116518***	248	116721***
165	116317***	207	116529***	249	116726***
166	116319***	208	116530***	250	116733***
167	116328***	209	116539***
168	116332***	210	116542***

B-2